1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

September 17, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                               SEI Asset Allocation Trust Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445)

Ladies and Gentlemen:

On behalf of our client, SEI Asset Allocation Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 23 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with Exhibits thereto.

This filing is made pursuant to Rule 485(a)(1) under the Act for the purpose of adding Class D shares to the following funds: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund, and Market Growth Strategy Fund.

If you have any questions regarding the Amendment, please do not hesitate to contact the undersigned at 215.963.5701.

Sincerely,

/s/ Sofia A. Rosala
Sofia A. Rosala, Esq.

cc: Ms. Julie P. Vossler